FAIR VALUE MEASUREMENTS - Assets and Liabilities at Fair Value, Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Total assets	$ 6,102,017	$ 505
Liabilities:
Common stock warrant liability		2,960
Total liabilities	1,394,808	2,960
Common stock warrant liability
Liabilities:
Common stock warrant liability	1,394,808
Convertible preferred stock warrant liability
Liabilities:
Common stock warrant liability		2,960
Money market fund
Assets:
Assets	6,102,017
Certificates of deposit
Assets:
Assets		505
Level 1 | Fair Value, Recurring
Assets:
Total assets	6,102,017
Level 1 | Fair Value, Recurring | Money market fund
Assets:
Assets	6,102,017
Level 2 | Fair Value, Recurring
Assets:
Total assets		505
Level 2 | Fair Value, Recurring | Certificates of deposit
Assets:
Assets		505
Level 3 | Fair Value, Recurring
Liabilities:
Total liabilities	1,394,808	2,960
Level 3 | Fair Value, Recurring | Common stock warrant liability
Liabilities:
Common stock warrant liability	$ 1,394,808
Level 3 | Fair Value, Recurring | Convertible preferred stock warrant liability
Liabilities:
Common stock warrant liability		$ 2,960